Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information
Entity Registrant Name	GasLog Partners LP
Entity Central Index Key	0001598655
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2